SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 31, 2026 USD ($) D $ / shares	Apr. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
SUBSEQUENT EVENTS
Outstanding balance			$ 6,010,269	$ 4,604,849
Cobalt LLC
SUBSEQUENT EVENTS
Outstanding balance		$ 100,122
Subsequent event | Cobalt LLC
SUBSEQUENT EVENTS
Maximum borrowing capacity		474,256
Subsequent event | Cobalt LLC | Construction and term loan
SUBSEQUENT EVENTS
Maximum borrowing capacity		190,466
Subsequent event | Cobalt LLC | Bridge loan
SUBSEQUENT EVENTS
Maximum borrowing capacity		204,121
Subsequent event | Cobalt LLC | Holdco loans
SUBSEQUENT EVENTS
Maximum borrowing capacity		24,587
Subsequent event | Cobalt LLC | Letter of credit facility
SUBSEQUENT EVENTS
Maximum borrowing capacity		$ 55,082
Convertible notes due 2031 | Subsequent event
SUBSEQUENT EVENTS
Amount of loan facility	$ 230,000
Fixed interest rate (as a percent)	3.25%
Conversion rate	36.1916
Denomination of the principal amount of debt that is used in conversion	$ 1,000
Conversion price (in dollars per share) | $ / shares	$ 27.63
Sales price of common stock as percentage of conversion price for redemption at Company's option	130.00%
Number of trading days that threshold percentage exceeds stock price for trigger of redemption at Company's option | D	20
Period of consecutive trading days that the threshold of trading days must fall within for trigger of redemption at Company's option | D	30
Redemption price, percentage of principal amount redeemed	100.00%